Other Receivables (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Other Receivables (Textual)
Increased in allowance for doubtful other receivables	$ 0	$ 1,639	$ 215,688	$ 1,436
Less: allowance for doubtful accounts	(228,405)		(230,330)	(11,457)
Other receivables, net	1,739,320		499,303	93,971
Loan Receivables	1,753,031		589,159
Laigeng City Construction And Investment Co [Member]
Other Receivables (Textual)
Loan Receivables	1,622,876
Mr. Benshuang Yao
Other Receivables (Textual)
Loan Receivables	$ 130,155		$ 589,159